DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Apr. 30, 2024
DISCONTINUED OPERATIONS
SCHEDULE OF DISCONTINUED OPERATIONS

Current reclassified the following operations as discontinued operations for the year ended April 30, 2023 -

2023
Revenue	$3,954,149
Operating expenses	8,416,117
Other (income) loss	-
Net loss from discontinued operations	$(4,461,968)

SCHEDULE OF CALCULATION OF THE LOSS ON DISPOSAL

The following represents the calculation of the loss on disposal of PlaySight and Foundation Sports for the year ended April 30, 2023:

Note receivable	$2,000,000
Cash and restricted cash	(714,507)
Accounts receivable	(411,249)
Prepaid expenses	(106,031)
Inventory	(296,920)
Finished products used in operations	(4,117,986)
Contract assets	(298,162)
Right of use asset	(103,228)
Goodwill	(25,862,000)
Property and equipment	(116,505)
Intangible assets	(18,576,475)
Contract liabilities	3,785,408
Lease liabilities	78,016
Accounts payable and accrued expenses	3,325,747
Loss on disposal of discontinued operations	$(41,413,892)